PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.5% of Net Assets

Non-Convertible Bonds – 86.9%

	ABS Car Loan – 8.0%
$ 100,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026, 144A	$98,622
335,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027, 144A	318,396
100,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	94,571
230,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024(a)	232,671
235,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.210%, 12/18/2026	219,169
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	100,321
620,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A(a)	602,816
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	95,950
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A(a)	568,528
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	93,821
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	95,774
400,000	CPS Auto Receivables Trust, Series 2020-C, Class C, 1.710%, 8/17/2026, 144A(a)	398,650
370,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	363,492
250,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	241,251
260,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	239,861
250,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	235,755
145,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	146,584
88,536	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	89,287
340,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.450%, 1/16/2029	327,462
690,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029	655,623
115,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.500%, 2/16/2027, 144A	108,933
690,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027, 144A	640,210
315,000	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.580%, 9/15/2025, 144A(a)	313,869
150,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	144,035
495,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	469,194

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Car Loan – continued
$ 235,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	$236,653
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027, 144A	270,570
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027, 144A	155,424
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	163,956
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027, 144A	194,444
1,125,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025(a)	1,098,261
270,000	Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027, 144A	260,843
170,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	159,386
250,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	252,205
285,000	GLS Auto Receivables Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	266,738
646,398	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024(a)	646,607
425,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025(a)	416,741
840,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026(a)	814,207
1,300,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A4, 1.630%, 10/21/2026(a)	1,286,936
670,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025(a)	656,000
330,000	Honda Auto Receivables Owner Trust, Series 2021-2, Class A3, 0.330%, 8/15/2025(a)	320,584
157,544	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	154,742
170,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	168,067
450,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025(a)	451,806
200,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025(a)	202,059
225,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	223,267
315,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026	305,931
485,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	464,400
535,192	Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.570%, 8/15/2023(a)	536,640
481,182	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024(a)	480,386
125,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026, 144A	121,113

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Car Loan – continued
$ 275,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026, 144A	$258,632
1,085,000	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026(a)	1,049,411

		18,510,854

	ABS Credit Card – 0.2%
240,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	237,270
265,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	257,150

		494,420

	ABS Home Equity – 4.4%
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061, 144A(b)	285,538
436,243	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(b)	421,982
100,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	89,523
160,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	138,211
100,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	89,613
242,276	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	232,811
100,000	Credit Suisse Mortgage Trust, Series 2021-RPL3, Class M2, 3.750%, 1/25/2060, 144A	98,751
593,892	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(b)	574,477
260,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	234,265
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	181,016
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	92,402
100,000	FRTKL, Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	89,631
100,000	FRTKL, Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	89,302
192,986	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)(b)	189,619
93,415	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	84,105
412,190	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	385,668
213,544	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	193,585
99,984	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.477%, 6/17/2037, 144A(c)	99,161
25,019	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.591%, 7/17/2037, 144A(c)	24,788

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 98,162	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(b)	$97,717
518,474	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(b)	513,946
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(a)(b)	465,793
259,313	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(b)	247,226
9,411	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.611%, 7/25/2035(b)(d)(e)	8,687
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	213,029
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	89,370
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	89,135
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	90,029
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	89,891
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	107,171
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	132,912
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	88,285
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	144,726
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	87,230
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	87,041
414,589	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(b)	398,391
164,239	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(b)	158,673
329,434	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(b)	314,734
118,018	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(b)	112,165
396,740	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(b)	376,013
390,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(b)	369,094
120,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(b)	120,610
240,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(b)	231,197
305,512	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)(b)	299,979
160,643	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	156,328

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 382,526	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(b)	$367,264
119,152	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(b)	115,447
300,093	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(b)	290,807
272,078	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	261,388
191,730	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(b)	186,691
376,500	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(b)	364,084

		10,269,501

	ABS Other – 2.9%
100,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	92,013
268,134	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	221,367
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	91,907
430,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	410,903
153,183	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	142,449
354,113	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	319,240
155,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	153,365
100,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	98,249
215,000	Freedom Financial Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	201,807
120,337	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A(a)	120,565
115,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	109,529
336,192	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	301,611
100,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	94,676
105,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031, 144A	97,136
122,541	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	99,405
78,050	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041, 144A	74,187
145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033, 144A	144,308
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	212,198

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – continued
$ 491,362	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	$416,302
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031, 144A	97,197
76,545	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	75,164
53,052	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	51,780
56,463	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	54,267
519,440	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	473,417
825,663	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A(a)	827,821
110,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	109,857
242,033	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	219,002
389,200	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	360,589
263,779	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	236,792
115,000	Towd Point Mortgage Trust, Series 2011-1, Class M1, 3.750%, 10/25/2056, 144A(b)	113,752
507,825	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	459,467
180,905	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	170,455

		6,650,777

	ABS Student Loan – 0.9%
100,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	94,733
112,628	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	108,461
48,885	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	47,336
233,029	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A(a)	222,484
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	123,864
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	87,470
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	175,560
163,084	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035, 144A(a)	163,892
562,405	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A(a)	542,693
195,000	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1-month LIBOR + 0.730%, 1.127%, 1/15/2053, 144A(a)(c)	191,766

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Student Loan – continued
$ 210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	$191,842
100,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040, 144A(b)	101,178

		2,051,279

	ABS Whole Business – 0.9%
240,000	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.030%, 11/20/2047, 144A	238,367
163,508	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	163,452
98,000	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	93,950
605,425	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	561,300
99,250	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	90,013
193,000	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	192,822
458,850	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.294%, 8/25/2051, 144A	409,129
263,013	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	233,926
99,250	Wendy’s Funding LLC, Series 2021-1A, Class A2II, 2.775%, 6/15/2051, 144A	87,708

		2,070,667

	Aerospace & Defense – 2.0%
1,215,000	Boeing Co. (The), 2.196%, 2/04/2026	1,148,681
85,000	Boeing Co. (The), 3.100%, 5/01/2026	83,513
510,000	Boeing Co. (The), 3.625%, 2/01/2031	496,406
85,000	Boeing Co. (The), 3.625%, 3/01/2048	72,131
50,000	Boeing Co. (The), 3.750%, 2/01/2050	44,730
390,000	Boeing Co. (The), 3.850%, 11/01/2048	341,942
260,000	Boeing Co. (The), 3.950%, 8/01/2059	225,239
95,000	Boeing Co. (The), 5.150%, 5/01/2030	101,314
510,000	Boeing Co. (The), 5.805%, 5/01/2050	588,916
376,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	382,114
1,125,000	Textron, Inc., 3.000%, 6/01/2030	1,073,596

		4,558,582

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – 1.3%
$ 1,302,702	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A	$1,344,545
45,253	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	41,610
455,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	474,338
192,091	U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	196,319
420,255	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	404,915
230,093	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	214,996
437,535	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	447,909

		3,124,632

	Automotive – 1.2%
715,000	Ford Motor Co., 3.250%, 2/12/2032	638,588
1,614,000	General Motors Co., 5.200%, 4/01/2045(a)	1,633,653
250,000	General Motors Co., 6.250%, 10/02/2043	283,451
315,000	General Motors Financial Co., Inc., 1.050%, 3/08/2024	303,165

		2,858,857

	Banking – 8.4%
200,000	Ally Financial, Inc., 2.200%, 11/02/2028	180,673
420,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	438,285
370,000	Bank of America Corp., (fixed rate to 10/24/2030, variable rate thereafter), MTN, 1.922%, 10/24/2031	321,411
635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	636,603
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028(a)	1,231,428
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	309,060
235,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031	205,219
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	323,192
536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	546,477
950,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	881,961
555,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(f)	488,816

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 1,245,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	$1,146,686
1,145,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A	946,617
415,000	BNP Paribas S.A., (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	390,558
1,040,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	1,031,838
1,060,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	1,100,444
80,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	73,289
640,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A	528,656
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	245,464
265,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	234,207
400,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	356,779
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	207,883
740,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031	638,010
482,000	Morgan Stanley, 3.950%, 4/23/2027	489,785
1,205,000	Morgan Stanley, (fixed rate to 2/13/2031, variable rate thereafter), MTN, 1.794%, 2/13/2032	1,036,211
953,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	981,567
1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	1,920,040
655,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	598,813
1,685,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A(a)	1,553,611
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	515,995

		19,559,578

	Brokerage – 0.4%
733,000	Jefferies Group LLC, 6.250%, 1/15/2036	857,116

	Building Materials – 1.6%
2,210,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	2,016,647
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(f)	304,187
211,000	Masco Corp., 6.500%, 8/15/2032	248,651

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Building Materials – continued
$ 104,000	Masco Corp., 7.750%, 8/01/2029	$126,051
778,000	Owens Corning, 7.000%, 12/01/2036	979,680

		3,675,216

	Cable Satellite – 2.3%
30,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	26,055
565,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	516,806
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	148,714
2,335,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	1,924,270
370,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	297,465
195,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	164,445
1,595,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	1,289,816
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	163,693
800,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	669,032
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	150,522

		5,350,818

	Chemicals – 0.5%
200,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	182,250
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	193,558
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	396,800
525,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	465,822

		1,238,430

	Collateralized Mortgage Obligations – 0.1%
157,820	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(a)	171,751

	Construction Machinery – 1.7%
2,680,000	Caterpillar Financial Services Corp., MTN, 0.450%, 5/17/2024	2,563,505

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Construction Machinery – continued
$ 895,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	$871,876
220,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	214,070
340,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	327,269

		3,976,720

	Consumer Cyclical Services – 1.0%
180,000	Expedia Group, Inc., 2.950%, 3/15/2031	166,652
1,130,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,075,620
535,000	Expedia Group, Inc., 3.800%, 2/15/2028	532,163
210,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	196,875
375,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	399,847

		2,371,157

	Consumer Products – 0.3%
360,000	Hasbro, Inc., 6.600%, 7/15/2028	408,976
300,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	288,825

		697,801

	Diversified Manufacturing – 0.3%
510,000	GE Capital Funding LLC, 4.550%, 5/15/2032	547,677
241,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	258,783

		806,460

	Electric – 0.7%
605,000	Calpine Corp., 3.750%, 3/01/2031, 144A	541,587
95,000	Edison International, 4.950%, 4/15/2025	97,193
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	126,634
175,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	140,885
225,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	194,534
290,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	247,011
310,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	280,389

		1,628,233

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – 4.0%
$ 315,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	$290,489
400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	360,584
290,000	Air Lease Corp., 3.125%, 12/01/2030	268,111
196,000	Air Lease Corp., 4.625%, 10/01/2028	199,583
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	115,132
615,000	Ares Capital Corp., 2.875%, 6/15/2028	544,460
635,000	Ares Capital Corp., 3.200%, 11/15/2031	538,135
225,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	206,637
315,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	290,850
1,110,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027, 144A	984,673
425,000	FS KKR Capital Corp., 3.125%, 10/12/2028	378,876
15,000	Navient Corp., 5.000%, 3/15/2027	14,288
95,000	Navient Corp., 5.875%, 10/25/2024	96,913
110,000	Navient Corp., 6.750%, 6/15/2026	112,200
84,000	Navient Corp., MTN, 5.625%, 8/01/2033	70,728
6,000	Navient Corp., MTN, 6.125%, 3/25/2024	6,105
165,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	151,180
510,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	444,811
1,920,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	1,871,099
110,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	99,344
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	344,304
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	301,571
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	900,475
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	757,654

		9,348,202

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – 0.4%
$ 200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	$177,980
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	138,126
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	165,150
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022	74,000
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(g)(h)	53,968
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026	55,600
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(g)(h)	57,980
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027	73,912
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026	75,834

		872,550

	Food & Beverage – 1.1%
990,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	1,057,758
225,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	208,853
185,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	171,125
815,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	808,154
300,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	262,278
5,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	4,625

		2,512,793

	Gaming – 0.2%
425,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	370,505
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	172,387

		542,892

	Government Guaranteed – 0.8%
1,760,000	U.S. Department of Housing and Urban Development, Series A, 2.450%, 8/01/2022(a)	1,766,530

	Government Owned - No Guarantee – 1.0%
955,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	881,026
485,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	433,692

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – continued
$ 780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	$912,517
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	129,946

		2,357,181

	Health Insurance – 0.4%
810,000	Centene Corp., 2.500%, 3/01/2031	714,849
155,000	Centene Corp., 2.625%, 8/01/2031	137,950
110,000	Centene Corp., 3.000%, 10/15/2030	101,032

		953,831

	Healthcare – 0.7%
10,000	Cigna Corp., 7.875%, 5/15/2027	12,075
195,000	HCA, Inc., 3.500%, 9/01/2030	188,382
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,231,152
240,000	HCA, Inc., 5.250%, 6/15/2049	262,838

		1,694,447

	Home Construction – 1.0%
200,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(g)(h)	39,960
195,000	MDC Holdings, Inc., 3.966%, 8/06/2061	150,659
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	523,497
260,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	247,650
1,226,000	PulteGroup, Inc., 6.000%, 2/15/2035(a)	1,379,980

		2,341,746

	Hybrid ARMs – 0.0%
1,746	FNMA, 6-month LIBOR + 1.460%, 1.786%, 2/01/2037(c)	1,775
7,240	FNMA, 12-month LIBOR + 1.811%, 2.069%, 9/01/2036(c)	7,585

		9,360

	Independent Energy – 2.6%
1,160,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,135,077
120,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	107,010

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 353,000	Continental Resources, Inc., 3.800%, 6/01/2024	$354,292
13,000	Continental Resources, Inc., 4.500%, 4/15/2023	13,156
625,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	683,625
190,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	181,460
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	269,220
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	352,333
40,000	EQT Corp., 3.125%, 5/15/2026, 144A	38,851
385,000	EQT Corp., 3.625%, 5/15/2031, 144A	367,675
100,000	EQT Corp., 3.900%, 10/01/2027	99,711
75,000	EQT Corp., 5.000%, 1/15/2029	77,426
505,000	Hess Corp., 5.600%, 2/15/2041	567,442
40,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	40,686
450,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	462,505
240,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	222,000
275,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	257,125
20,000	Occidental Petroleum Corp., 4.400%, 8/15/2049	18,800
40,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	38,249
45,000	Occidental Petroleum Corp., 4.625%, 6/15/2045	43,641
440,000	Ovintiv, Inc., 6.500%, 8/15/2034	522,248
40,000	Ovintiv, Inc., 7.375%, 11/01/2031	49,037
65,000	Southwestern Energy Co., 4.750%, 2/01/2032	64,919

		5,966,488

	Leisure – 0.2%
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	76,013
250,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	246,882
110,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	104,864

		427,759

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – 2.5%
$ 490,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	$446,455
975,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	929,153
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	154,447
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(g)(h)	2,225,468
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(g)(h)	1,941,732

		5,697,255

	Lodging – 0.2%
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	150,594
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	37,700
285,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	264,286
65,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	60,450
10,000	Travel & Leisure Co., 6.000%, 4/01/2027	10,300
10,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	10,425

		533,755

	Media Entertainment – 1.0%
55,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	52,525
25,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	24,719
155,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	155,756
240,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	241,351
70,000	Netflix, Inc., 4.875%, 4/15/2028	73,413
935,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	997,365
60,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	64,950
220,000	Netflix, Inc., 5.875%, 11/15/2028	242,506
355,000	Netflix, Inc., 6.375%, 5/15/2029	401,427

		2,254,012

	Metals & Mining – 1.5%
735,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	677,377

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$ 200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	$209,500
260,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	245,934
500,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	555,025
1,250,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	1,117,925
645,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	589,001
85,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	81,388

		3,476,150

	Midstream – 1.3%
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	216,000
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	144,031
404,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	560,207
588,000	Energy Transfer LP, 5.000%, 5/15/2044	574,529
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	47,196
27,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	26,970
55,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	53,948
10,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	8,854
455,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	426,929
45,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	43,143
85,000	Western Midstream Operating LP, 4.550%, 2/01/2030	84,575
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	193,050
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	35,482
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	24,687
120,000	Western Midstream Operating LP, 5.750%, 2/01/2050	117,000
392,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	392,653

		2,949,254

	Non-Agency Commercial Mortgage-Backed Securities – 2.0%
345,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064(a)	317,519

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 95,000	BPR Trust, Series 2021-NRD, Class B, 1-month Term SOFR + 2.124%, 2.428%, 12/15/2023, 144A(c)	$93,543
105,000	BPR Trust, Series 2021-NRD, Class C, 1-month Term SOFR + 2.424%, 2.728%, 12/15/2023, 144A(c)	103,355
65,000	BPR Trust, Series 2021-NRD, Class D, 1-month Term SOFR + 3.723%, 4.027%, 12/15/2023, 144A(c)	63,869
215,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	214,016
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	92,993
139,144	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 2.097%, 7/15/2038, 144A(c)	137,134
99,388	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.647%, 7/15/2038, 144A(c)	97,891
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	111,690
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033, 144A(b)	117,137
125,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	122,402
185,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	172,179
420,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.364%, 12/15/2047, 144A(b)	416,606
200,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 2.197%, 11/15/2038, 144A(c)	196,042
100,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	98,966
55,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.763%, 10/15/2046(b)	52,755
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.104%, 9/15/2049(b)	463,015
350,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.834%, 1/15/2032, 144A(a)(b)	351,097
65,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.875%, 5/10/2063, 144A(b)	63,691
41,796	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	41,710
110,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.305%, 7/15/2046(b)	105,600
155,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	152,568
73,239	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.294%, 3/15/2044, 144A(b)	31,859
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.506%, 8/15/2046(b)	140,295
175,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	170,474
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	622,930

		4,551,336

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Paper – 0.4%
$ 552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	$661,250
137,000	WestRock MWV LLC, 7.550%, 3/01/2047(g)(h)	192,124
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	133,507

		986,881

	Pharmaceuticals – 0.4%
20,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	19,150
35,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	28,825
5,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	3,895
5,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	3,928
50,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	38,918
5,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	4,100
5,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	4,476
150,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	151,500
425,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	333,625
240,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	230,388
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	192,244

		1,011,049

	Property & Casualty Insurance – 0.8%
39,000	American International Group, Inc., 4.125%, 2/15/2024	39,943
1,286,000	Old Republic International Corp., 4.875%, 10/01/2024	1,327,775
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	505,114

		1,872,832

	REITs - Apartments – 0.0%
85,000	American Homes 4 Rent, 2.375%, 7/15/2031	75,037

	REITs - Office Property – 0.0%
85,000	Corporate Office Properties LP, 2.750%, 4/15/2031	76,306

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Shopping Centers – 0.0%
$ 70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	$63,927

	Retailers – 1.4%
2,680,000	Amazon.com, Inc., 0.450%, 5/12/2024(a)	2,579,769
650,000	AutoZone, Inc., 4.000%, 4/15/2030	667,240
125,000	Tapestry, Inc., 3.050%, 3/15/2032	113,597

		3,360,606

	Sovereigns – 0.5%
1,020,000	Mexico Government International Bond, 3.771%, 5/24/2061	826,363
475,000	Mexico Government International Bond, 4.280%, 8/14/2041	442,781

		1,269,144

	Supermarkets – 0.0%
39,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	46,894

	Technology – 4.0%
1,065,000	Avnet, Inc., 4.625%, 4/15/2026	1,093,331
240,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	208,341
85,000	Broadcom, Inc., 4.300%, 11/15/2032	86,255
890,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	824,541
155,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	134,629
250,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	230,253
1,325,000	Equinix, Inc., 1.450%, 5/15/2026	1,215,537
885,000	Equinix, Inc., 2.000%, 5/15/2028	797,424
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	1,028,321
130,000	Jabil, Inc., 1.700%, 4/15/2026	120,344
375,000	Jabil, Inc., 3.600%, 1/15/2030	363,290
330,000	Jabil, Inc., 3.950%, 1/12/2028	330,051
295,000	Marvell Technology, Inc., 2.450%, 4/15/2028	271,246
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031	231,086

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Technology – continued
$ 295,000		Microchip Technology, Inc., 0.983%, 9/01/2024, 144A	$279,297
120,000		Micron Technology, Inc., 4.663%, 2/15/2030	125,416
155,000		Micron Technology, Inc., 5.327%, 2/06/2029	167,553
110,000		Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	104,302
600,000		Oracle Corp., 3.950%, 3/25/2051	524,529
545,000		TD SYNNEX Corp., 1.750%, 8/09/2026, 144A	499,151
630,000		TSMC Arizona Corp., 2.500%, 10/25/2031	583,420
55,000		Western Digital Corp., 2.850%, 2/01/2029	50,247
35,000		Western Digital Corp., 3.100%, 2/01/2032	31,338

			9,299,902

		Transportation Services – 0.5%
300,000		Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	258,273
210,000		Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	204,575
562,000		ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	694,802

			1,157,650

		Treasuries – 17.3%
6,412	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	1,302,850
129,744	(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)	643,169
245,720	(†††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	1,253,913
2,810,000		U.S. Treasury Bond, 2.000%, 11/15/2041	2,542,611
5,045,000		U.S. Treasury Note, 0.125%, 12/31/2022(a)(i)	4,996,127
3,205,000		U.S. Treasury Note, 0.125%, 4/30/2023(a)	3,148,412
2,500,000		U.S. Treasury Note, 0.125%, 8/31/2023(a)	2,432,226
4,890,000		U.S. Treasury Note, 0.500%, 11/30/2023	4,753,042
4,225,000		U.S. Treasury Note, 0.875%, 1/31/2024	4,117,394
15,220,000		U.S. Treasury Note, 1.500%, 2/29/2024	14,998,240

			40,187,984

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – 1.6%
$ 280,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	$258,780
1,415,000	Crown Castle International Corp., 2.250%, 1/15/2031	1,247,159
55,000	Crown Castle International Corp., 3.300%, 7/01/2030	52,598
100,000	T-Mobile USA, Inc., 2.400%, 3/15/2029, 144A	91,571
180,000	T-Mobile USA, Inc., 2.700%, 3/15/2032, 144A	163,745
620,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	589,701
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	286,999
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,124,300

		3,814,853

	Total Non-Convertible Bonds (Identified Cost $211,853,044)	202,401,455

Convertible Bonds – 1.2%

	Airlines – 0.1%
210,000	Southwest Airlines Co., 1.250%, 5/01/2025	284,970

	Cable Satellite – 0.3%
835,000	DISH Network Corp., 3.375%, 8/15/2026	751,082

	Consumer Cyclical Services – 0.2%
185,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-1.734%, 2/15/2026(j)	154,564
245,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(j)	219,610

		374,174

	Healthcare – 0.2%
600,000	Teladoc Health, Inc., 1.250%, 6/01/2027	506,100

	Media Entertainment – 0.1%
185,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(k)	155,308

	Pharmaceuticals – 0.3%
150,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	149,925
465,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	465,598

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – continued
$ 130,000	Livongo Health, Inc., 0.875%, 6/01/2025	$131,690

		747,213

	Total Convertible Bonds (Identified Cost $3,169,540)	2,818,847

Municipals – 0.4%

	Virginia – 0.4%
850,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $841,845)	862,049

	Total Bonds and Notes (Identified Cost $215,864,429)	206,082,351

Collateralized Loan Obligations – 3.5%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.159%, 4/23/2034, 144A(c)	380,778
250,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3-month LIBOR + 1.700%, 1.954%, 7/20/2034, 144A(c)	244,742
430,000	AIG CLO LLC, Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.209%, 4/22/2034, 144A(c)	410,992
355,000	AIMCO CLO Ltd., Series 2017-AA, Class DR, 3-month LIBOR + 3.150%, 3.404%, 4/20/2034, 144A(c)	346,747
675,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 3.154%, 4/20/2034, 144A(c)	644,673
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.904%, 7/20/2031, 144A(a)(c)	596,630
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3-month LIBOR + 1.550%, 1.791%, 7/18/2030, 144A(c)	249,402
250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3-month LIBOR + 1.700%, 1.837%, 10/15/2034, 144A(c)	247,145
270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3-month LIBOR + 1.650%, 1.904%, 10/20/2034, 144A(c)	268,346
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3-month LIBOR + 1.650%, 1.855%, 10/15/2034, 144A(c)	247,487
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.641%, 1/15/2031, 144A(a)(c)	450,623
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 3.104%, 1/20/2034, 144A(c)	266,074
250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 1.908%, 10/25/2031, 144A(a)(c)	247,157
250,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 2.180%, 11/22/2031, 144A(a)(c)	247,721
18,539	Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 1.959%, 10/22/2025, 144A(c)	18,541
255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.050% 3.291%, 4/15/2034, 144A(c)	247,872
250,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3-month LIBOR + 1.600%, 1.841%, 10/18/2031, 144A(c)	247,520
530,000	Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class B, 3-month Term SOFR + 1.950%, 4/15/2035, 144A(c)(g)(h)(l)	528,700

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$ 250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.891%, 7/15/2034, 144A(a)(c)	$249,158
300,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.711%, 4/16/2031, 144A(a)(c)	294,688
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.748%, 10/17/2031, 144A(a)(c)	247,495
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3-month LIBOR + 2.700%, 2.948%, 10/17/2031, 144A(c)	242,805
250,000	Rad CLO Ltd., Series 2021-15A, Class B, 3-month LIBOR + 1.650%, 1.897%, 1/20/2034, 144A(c)	248,106
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.654%, 4/20/2034, 144A(a)(c)	349,649
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3-month LIBOR + 2.900%, 3.154%, 4/20/2034, 144A(c)	300,811
255,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 1.891%, 10/15/2031, 144A(a)(c)	251,076

	Total Collateralized Loan Obligations (Identified Cost $8,225,645)	8,074,938

Shares
Common Stocks – 3.1%

	Aerospace & Defense – 0.1%
104	L3Harris Technologies, Inc.	25,841
440	Lockheed Martin Corp.	194,216

		220,057

	Air Freight & Logistics – 0.1%
811	United Parcel Service, Inc., Class B	173,927

	Beverages – 0.1%
2,765	Coca-Cola Co. (The)	171,430

	Biotechnology – 0.1%
1,451	AbbVie, Inc.	235,222

	Capital Markets – 0.1%
280	BlackRock, Inc.	213,968
1,643	Morgan Stanley	143,598

		357,566

	Communications Equipment – 0.1%
3,062	Cisco Systems, Inc.	170,737

	Electric Utilities – 0.2%
1,651	Duke Energy Corp.	184,351
2,315	NextEra Energy, Inc.	196,103

		380,454

	Electronic Equipment, Instruments & Components – 0.2%
15,881	Corning, Inc.	586,168

	Food & Staples Retailing – 0.1%
1,462	Walmart, Inc.	217,721

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Equipment & Supplies – 0.1%
1,022	Abbott Laboratories	$120,964

	Health Care Providers & Services – 0.1%
236	Anthem, Inc.	115,928
170	UnitedHealth Group, Inc.	86,695

		202,623

	Hotels, Restaurants & Leisure – 0.1%
1,403	Starbucks Corp.	127,631

	Household Products – 0.1%
1,517	Procter & Gamble Co. (The)	231,797

	IT Services – 0.1%
472	Accenture PLC, Class A	159,172
364	Automatic Data Processing, Inc.	82,825

		241,997

	Life Sciences Tools & Services – 0.0%
98	Thermo Fisher Scientific, Inc.	57,884

	Machinery – 0.1%
653	Cummins, Inc.	133,937
333	Deere & Co.	138,348

		272,285

	Media – 0.1%
4,215	Comcast Corp., Class A	197,346

	Metals & Mining – 0.1%
2,557	Newmont Corp.	203,154

	Oil, Gas & Consumable Fuels – 0.1%
535	Pioneer Natural Resources Co.	133,766
3,748	Williams Cos., Inc. (The)	125,221

		258,987

	Pharmaceuticals – 0.2%
1,927	Bristol-Myers Squibb Co.	140,729
1,292	Johnson & Johnson	228,981
2,875	Merck & Co., Inc.	235,894

		605,604

	REITs - Diversified – 0.1%
737	American Tower Corp.	185,149

	Road & Rail – 0.1%
709	Union Pacific Corp.	193,706

	Semiconductors & Semiconductor Equipment – 0.1%
181	Broadcom, Inc.	113,972
1,535	Microchip Technology, Inc.	115,340

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
311	Texas Instruments, Inc.	$57,062

		286,374

	Software – 0.1%
559	Microsoft Corp.	172,345

	Specialty Retail – 0.0%
381	Home Depot, Inc. (The)	114,045

	Technology Hardware, Storage & Peripherals – 0.1%
1,048	Apple, Inc.	182,991

	Wireless Telecommunication Services – 0.4%
8,164	T-Mobile US, Inc.(m)	1,047,849

	Total Common Stocks (Identified Cost $6,095,019)	7,216,013

Preferred Stocks – 1.3%

Convertible Preferred Stocks – 1.2%

	Banking – 0.8%
1,095	Bank of America Corp., Series L, 7.250%	1,437,187
317	Wells Fargo & Co., Class A, Series L, 7.500%	420,025

		1,857,212

	Midstream – 0.3%
12,375	El Paso Energy Capital Trust I, 4.750%	616,275

	Wireless – 0.1%
250	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(g)(h)	278,750

	Total Convertible Preferred Stocks (Identified Cost $2,382,327)	2,752,237

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
213	Connecticut Light & Power Co. (The), Series 1949, 2.200%	10,528
1,860	Union Electric Co., 4.500%	178,876

		189,404

	Total Non-Convertible Preferred Stocks (Identified Cost $104,765)	189,404

	Total Preferred Stocks (Identified Cost $2,487,092)	2,941,641

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 3.0%
$ 6,968,815	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $6,968,815 on 4/01/2022 collateralized by $7,133,900 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $7,108,261 including accrued interest(n) (Identified Cost $6,968,815)	$6,968,815

	Total Investments – 99.4% (Identified Cost $239,641,000)	231,283,758
	Other assets less liabilities – 0.6%	1,485,612

	Net Assets – 100.0%	$232,769,370

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2022, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 5,318,682	2.3%	$8,687	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.

(c)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(d)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of this security amounted to $8,687 or less than 0.1% of net assets.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.

(f)	Perpetual bond with no specified maturity date.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund's pricing policies and procedures. At March 31, 2022, the value of these securities amounted to $5,318,682 or 2.3% of net assets.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund's investment in this security is comprised of various lots with differing annualized yields.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(l)	New issue unsettled as of March 31, 2022. Coupon rate does not take effect until settlement date.
(m)	Non-income producing security.
(n)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $77,014,848 or 33.1% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
BRL	Brazilian Real
MXN	Mexican Peso

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2022	20	$2,796,366	$2,709,375	$86,991

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$10,260,814	$8,687	(a)	$10,269,501
All Other Non-Convertible Bonds*	—	192,131,954	—		192,131,954

Total Non-Convertible Bonds	—	202,392,768	8,687		202,401,455

Convertible Bonds*	—	2,818,847	—		2,818,847
Municipals*	—	862,049	—		862,049

Total Bonds and Notes	—	206,073,664	8,687		206,082,351

Collateralized Loan Obligations	—	8,074,938	—		8,074,938
Common Stocks*	7,216,013	—	—		7,216,013
Preferred Stocks
Convertible Preferred Stocks
Wireless	—	278,750	—		278,750
All Other Convertible Preferred Stocks*	2,473,487	—	—		2,473,487

Total Convertible Preferred Stocks	2,473,487	278,750	—		2,752,237

Non-Convertible Preferred Stocks*	—	189,404	—		189,404

Total Preferred Stocks	2,473,487	468,154	—		2,941,641

Short-Term Investments	—	6,968,815	—		6,968,815

Total Investments	9,689,500	221,585,571	8,687		231,283,758

Futures Contracts (unrealized appreciation)	86,991	—	—		86,991

Total	$9,776,491	$221,585,571	$8,687		$231,370,749

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or March 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$8,643	$—	$—	$51	$—	$(7)	$—	$—	$8,687	$51

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The fund may also use futures contracts to gain investment exposure. As of March 31, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2022:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$86,991

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$747,686	$747,686

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	17.3%
Banking	9.2
ABS Car Loan	8.0
ABS Home Equity	4.4
Finance Companies	4.0
Technology	4.0
ABS Other	2.9
Cable Satellite	2.6
Independent Energy	2.6
Life Insurance	2.5
Aerospace & Defense	2.1
Non-Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	31.3
Collateralized Loan Obligations	3.5
Short-Term Investments	3.0

Total Investments	99.4
Other assets less liabilities (including futures contracts)	0.6

Net Assets	100.0%